(THE PRIMARY TREND FUNDS LOGO)

ANNUAL REPORT

THE PRIMARY
TREND FUND

THE PRIMARY
INCOME FUND

THE PRIMARY U.S.
GOVERNMENT FUND

MILWAUKEE, WISCONSIN
JUNE 30, 1999

MESSAGE TO SHAREHOLDERS . . .

     "The current market environment seems to abhor value, yet reward 'instant gratification' . . . and hence, the Internet mania takes center stage. We believe that this careless speculation run amuck is an overriding negative and long-term investment rationale must return in order for a new bull market to be born. . . . We expect 1999 to be a transition year where new leadership takes hold and 'value' regains its lost luster."

                                           THE  PRIMARY TREND FUNDS
                                           December 31, 1998 Semiannual Report

  Greed and fear have long been residents on Wall Street over the course of stock market history, with one emotion conspicuously in control over the other. Over the past year, investors have witnessed both in action.

  The tumultuous overseas markets (induced by currency devaluations as well as potential whole country defaults), coupled with premium valuations in our own domestic equity market, sent some short-term chills down the spines of individual as well as institutional investors in the latter half of 1998. As measured by the Dow Jones Industrial Average, (see chart on page 3), the U.S. stock market declined 19.3% in less than two months, as the Dow went from 9300 in mid-July to its low near 7500 at the end of August. However, the broader market and the average stock suffered a much worse fate than the popular Dow Jones Industrial Average.

  The fear that sprung eternal through late 1998 paved the way for a bona fide rally, which continued into 1999. And as is typical, fear transformed itself into greed . . . and greed begets more greed.

  What we have witnessed here in 1999 can best be described as greed.com, with the Internet hoopla not only grabbing the headlines, but taking its fair share of investors' money as well. Mark Twain said it best, "There are two times in a man's life when he should not speculate - when he can't afford it and when he can."

  Despite the near bear market decline of late 1998, we believe the stock market's gains since those lows is a continuation of the old cyclical bull market that began in 1990. Traditionally, new bull markets are born of new stock market leadership. However, the rally to new all-time highs that transpired over the past nine months was again very selective, with much of the strong performance generated by the same cast of characters: technology, the popular Nifty Fifty and, of course, the Internet sector.

  For the 12 months ended June 30, 1999, The Primary Trend Funds generated the following total returns for shareholders:

                    THE PRIMARY TREND FUND                +4.7%
                    THE PRIMARY INCOME FUND               +3.0%
                    THE PRIMARY U.S. GOVERNMENT FUND      +3.8%

  THE PRIMARY TREND FUND, despite its conservative posture, lagged the popular large-capitalization indices in the final six months of 1998, due in large part to our value orientation at a time when investors continued to crave growth stocks. However, our continued commitment to the energy patch (approximately 18% of the portfolio) has helped us keep pace with those same benchmarks over the first half of 1999.

  Crude oil and natural gas experienced a major bear market that bottomed in February of this year. Since then, those commodities have skyrocketed as have our energy stocks that benefit from those higher prices. Our 14% exposure to the interest-sensitive sector had helped the portfolio during the latter half of 1998 when interest rates were declining. However, for the first six months of 1999, interest rates have reversed course and climbed to 6% on the 30-year U.S. Treasury bond. This not only dampens the prospects for stocks in general, but it has had an even more damaging effect on the financial sector, or interest-sensitive shares, that we own. Our newer portfolio purchases in the broadcasting, entertainment and consumer industries during the last year have contributed nicely to the portfolio. On the contrary, our lack of exposure to the "hot" technology, Internet and telecommunications industries made it difficult for the Primary Trend Fund portfolio to keep pace. The portfolio contained a number of individual issues that did extremely well for the 12 months ended June 30, 1999: CBS Corp. (+82%); United Technologies (+56%), the acquirer of our original Sundstrand position; BP Amoco (+40%); Darden Restaurants (+37%); Wendy's International (+30%); and Seagram Co. (+23%).

  THE PRIMARY INCOME FUND, with its conservative income-oriented securities and heavy exposure to the utility industry (currently at 35% of total assets), failed to participate fully in the stock market rally that ensued from the October 1998 bottom. We have steadily committed more cash to the fixed-income portion (currently at 19%) of the portfolio over the last year. However, the gradual climb in interest rates in 1999 has hurt the Fund's bond exposure - yet we continue to believe that the risk-reward in longer maturity bonds is better than in cash or stocks at this stage. Top portfolio performers for the fiscal year ended June 30, 1999 include: BP Amoco (+40%); GTE Corp. (+36%); Wendy's International (+30%); Seagram Co. (+23%); and Aetna (+18%).

  THE PRIMARY U.S. GOVERNMENT FUND had a very respectable fiscal year with much of its outperformance coming in the first half of 1999. We expected interest rates to rise as 1998 came to a close and so kept our maturities and duration in the portfolio very short (approximately one to six years). However, now that long bonds yields have jumped from a low of 4.75% to current levels of 6%, we have gradually extended maturities and believe any further interest-rate hike by the Fed could create an excellent buying opportunity for fixed-income investors. Due to the premium yield spread, we have dedicated new purchases to agency bonds as opposed to U.S. Treasury securities.

  The stock market has powered ahead to new all-time highs as the Dow Jones Industrial Average eclipsed the 11,000 mark for the first time on May 3 and subsequently made a new record on July 16 at 11,209.84. The broader market has since corrected by 8-12% (depending upon the benchmark index that is monitored) and could be ripe for a late summer liquidity-driven rally. But it would also be wise to pay attention to the lack of participation by most stocks in the midst of these latest record-setting days on Wall Street.

  Consensus opinion has Alan Greenspan and the Federal Reserve resting on their laurels for the remainder of 1999. We believe the inclination is to raise rates and that the yield on the 30-year U.S. Treasury bond could approach 6.5%. This credit tightening, along with fears of a "Year 2000" snafu, could create a bona fide buying opportunity in both the U.S. stock and bond markets over the next six months.

  With lofty valuations ever present in today's stock market environment, we are diligently searching for those undervalued situations with conservative, lower risk characteristics for the Funds' portfolios. We have taken some profits, pruned some underperformers (PennzEnergy and York International) and have been the beneficiary of a few takeovers (Amoco by British Petroleum, Sundstrand by United Technologies and Snyder Oil by Santa Fe Energy Resources). If interest rates continue to climb, we will likely use some of our cash reserves to buy longer term U.S. Treasury and/or agency bonds. While our intermediate term outlook necessitates a defensive posture, our long-term outlook for the U.S. stock market is extremely optimistic.

  Each of us at Arnold Investment Counsel values you as a shareholder in The Primary Trend Funds - you are very important to us. The efforts of our entire staff are dedicated to helping you achieve your financial goals, which we know includes the generation of above-average investment returns commensurate with below-average risk. As fellow shareholders, you have our pledge that we are constantly striving to accomplish those objectives.
  Sincerely,

  /s/ Lilli Gust                             /s/ Barry S. Arnold

  Lilli Gust, President                      Barry S. Arnold, Vice President

August 12, 1999

DOW JONES INDUSTRIAL AVERAGE - WEEKLY 08/06/99

Date          High         Low        Close
----          ----         ---        -----
1/5/90       2834.04     2732.51      2773.25
1/12/90      2810.79     2675.98      2689.21
1/19/90      2711.39     2625.85       2677.9
1/26/90      2683.33     2516.89      2559.23
2/2/90       2623.65     2513.97       2602.7
2/9/90       2674.32     2579.28       2648.2
2/16/90      2669.37     2592.57      2635.59
2/23/90       2622.3     2540.99      2564.19
3/2/90       2669.82     2560.14      2660.36
3/9/90       2705.63     2636.71      2683.33
3/16/90      2745.05     2657.88      2740.32
3/23/90         2775     2674.32      2704.28
3/30/90      2755.63     2691.89      2707.21
4/6/90       2755.86     2668.69      2717.12
4/12/90      2763.96     2701.35       2751.8
4/20/90      2793.47     2688.47      2695.95
4/27/90      2691.89     2639.41      2645.04
5/4/90       2718.92      2627.7      2710.36
5/11/90      2810.36     2698.87      2801.58
5/18/90      2857.87     2793.75      2819.91
5/25/90       2856.5     2806.69      2820.92
6/1/90        2919.9     2812.62      2900.97
6/8/90       2956.55     2850.73      2862.38
6/15/90      2956.93     2852.97      2935.89
6/22/90      2931.93     2848.02      2857.18
6/29/90      2901.98     2821.53      2880.69
7/6/90       2925.74     2863.61      2904.95
7/13/90      3012.38     2882.18       2980.2
7/20/90      3024.26     2948.27      2961.14
7/27/90      2946.53     2833.17      2898.51
8/3/90       2940.09     2722.03      2809.65
8/10/90      2774.26     2676.24      2716.58
8/17/90      2778.71     2598.02       2644.8
8/24/90      2679.21     2459.41      2532.92
8/31/90      2651.24     2569.31      2614.36
9/7/90       2643.07     2573.02      2619.55
9/14/90      2665.35     2545.54      2564.11
9/21/90      2594.55     2479.95      2512.38
9/28/90      2501.24     2367.82      2452.48
10/5/90      2565.35     2446.53      2510.64
10/12/90     2548.02     2344.31      2398.02
10/19/90     2536.88     2354.95      2520.79
10/26/90      2535.4     2429.21      2436.14
11/2/90      2501.73      2400.5      2490.84
11/9/90      2519.06     2415.84      2488.61
11/16/90     2581.19      2490.1      2550.25
11/23/90     2580.69     2502.72      2527.23
11/30/90     2577.23     2489.85      2559.65
12/7/90      2656.44     2534.65       2590.1
12/14/90     2640.59     2565.59      2593.81
12/21/90     2662.62     2563.61      2633.66
12/28/90     2653.96     2607.92      2629.21
1/4/91       2651.73     2540.84      2566.09
1/11/91      2563.37     2456.19      2501.49
1/18/91      2663.37     2447.03      2646.78
1/25/91      2679.46     2584.65      2659.41
2/1/91        2764.6     2627.23      2730.69
2/8/91        2875.5     2714.85      2830.69
2/15/91      2947.28     2822.52      2934.65
2/22/91       2955.2      2860.4      2889.36
3/1/91       2935.89     2839.85       2909.9
3/8/91       3017.82     2897.03       2955.2
3/15/91         3000     2906.68      2948.51
3/22/91      2960.64     2829.21      2858.91
3/28/91      2956.93     2837.87      2913.86
4/5/91       2970.54     2868.32      2896.78
4/12/91      2946.53     2848.51      2920.79
4/19/91      3030.45     2896.29      2965.59
4/26/91       2965.1     2888.61      2912.38
5/3/91       2966.34     2859.41      2938.86
5/10/91      2986.14      2898.7      2920.17
5/17/91      2945.44     2834.53      2886.63
5/24/91      2935.38     2872.76      2913.91
5/31/91       3044.5     2903.85       3027.5
6/7/91       3057.47     2954.61      2976.74
6/14/91      3014.98     2928.89      3000.45
6/21/91      3022.14     2927.33      2965.56
6/28/91      2957.29     2879.25      2906.75
7/5/91       2987.03     2911.67      2932.47
7/12/91      3003.35     2897.36      2980.77
7/19/91      3036.23     2961.54      3016.32
7/26/91      3038.24     2947.23       2972.5
8/2/91       3042.26     2957.07      3006.26
8/9/91       3050.54     2970.48       2996.2
8/16/91      3041.14     2945.89      2968.02
8/23/91      3065.97     2836.31      3040.25
8/30/91      3068.65     3007.83       3049.6
9/6/91       3066.64     2987.48      3011.63
9/13/91      3025.49      2963.1      2985.69
9/20/91      3050.76     2973.61      3019.23
9/27/91      3048.52     2989.49      3006.04
10/4/91       3043.6     2956.17      2961.54
10/11/91     3000.89     2925.54      2983.68
10/18/91     3089.45     2975.85      3077.15
10/25/91      3085.2     2983.01      3004.92
11/1/91      3091.91     3001.57      3056.35
11/8/91      3080.95     3010.51      3045.62
11/15/91     3084.97     2936.05       2943.2
11/22/91     2990.61     2880.81      2902.73
11/29/91     2942.31     2861.14      2894.68
12/6/91      2958.18     2854.65       2886.4
12/13/91     2936.72     2893.34      2914.36
12/20/91     2965.79      2870.3      2934.48
12/27/91        3125        2920      3101.52
1/3/92          3225        3090      3201.48
1/10/92      3246.64     3164.58      3199.46
1/17/92      3299.19     3161.67      3264.98
1/24/92      3283.32     3190.96      3232.78
1/31/92      3313.95     3200.58      3223.39
2/7/92       3299.86     3193.42       3225.4
2/14/92      3296.73     3208.63      3245.97
2/21/92      3307.46     3195.66      3280.19
2/28/92      3305.01     3226.74      3267.67
3/6/92       3318.54     3204.61       3221.6
3/13/92       3259.2      3176.2       3235.9
3/20/92      3292.48     3201.25      3276.39
3/27/92      3296.96     3218.91      3231.44
4/3/92       3277.05     3201.92      3249.11
4/10/92      3295.84     3141.77      3255.37
4/16/92      3387.97     3230.77       3366.5
4/24/92      3381.48     3298.52      3324.46
5/1/92       3377.01     3273.03      3336.09
5/8/92       3390.65     3340.79      3369.41
5/15/92      3397.46      3330.4       3353.1
5/22/92      3421.42     3349.93      3386.77
5/29/92      3433.98     3337.29      3396.88
6/5/92       3435.27     3356.98      3398.69
6/12/92      3422.83     3328.99      3354.36
6/19/92      3379.01     3245.53      3285.35
6/26/92      3319.62     3242.32      3282.41
7/2/92       3385.43     3278.16      3330.29
7/10/92      3363.77     3258.95      3330.56
7/17/92      3381.87     3308.14      3331.64
7/24/92      3335.94     3255.43      3285.71
7/31/92      3414.83     3265.99      3393.78
8/7/92       3413.21      3318.4      3332.18
8/14/92      3356.48     3294.07      3328.94
8/21/92      3350.26     3243.55      3254.09
8/28/92      3285.69     3200.86      3267.61
9/4/92       3325.95     3239.77      3281.93
9/11/92      3327.32     3244.92       3305.7
9/18/92      3391.35     3288.95      3327.05
9/25/92      3341.91     3226.82      3250.32
10/2/92      3295.98     3193.59      3200.61
10/9/92       3205.2     3087.41      3136.58
10/16/92     3225.74     3123.89      3174.41
10/23/92     3233.57     3154.14      3207.64
10/30/92     3270.31     3190.08      3226.28
11/6/92      3285.44     3203.58      3240.06
11/13/92     3268.69     3203.31      3233.03
11/20/92     3249.78     3176.84      3227.36
11/27/92     3304.62     3196.83       3282.2
12/4/92      3326.51     3252.48      3288.68
12/11/92     3345.42     3274.37      3304.08
12/18/92     3325.97     3229.79      3313.27
12/24/92     3350.55     3280.85      3326.24
12/31/92     3364.87     3294.36      3301.11
1/8/93       3338.12     3221.68      3251.67
1/15/93      3300.03     3225.47      3271.12
1/22/93      3299.49     3219.25      3256.81
1/29/93      3331.91     3243.84      3310.03
2/5/93       3463.21      3300.3      3442.14
2/12/93      3472.94     3378.11      3392.43
2/19/93      3391.62     3262.48      3322.18
2/26/93      3396.21     3296.79      3370.81
3/5/93       3447.81     3334.07      3404.58
3/12/93      3497.25      3385.4      3427.82
3/19/93       3493.2     3408.91      3471.58
3/26/93      3489.14     3417.55      3439.98
4/2/93       3487.52     3344.88      3370.81
4/8/93       3429.44     3338.39      3396.48
4/16/93       3498.6     3391.08      3478.61
4/23/93      3499.41     3385.67      3413.77
4/30/93      3466.18     3364.06      3427.55
5/7/93       3478.44     3402.42      3437.19
5/14/93      3501.69     3420.31      3443.01
5/21/93      3539.88     3405.09      3492.83
5/28/93      3582.23     3472.35      3527.43
6/4/93       3577.25     3516.08      3545.14
6/11/93      3570.33     3461.83      3505.01
6/18/93      3539.88     3460.17      3494.77
6/25/93      3531.86     3445.77      3490.89
7/2/93       3544.87     3468.47      3483.97
7/9/93       3544.03     3443.28      3521.06
7/16/93      3573.01     3491.13      3528.29
7/23/93      3573.84     3500.63      3546.74
7/30/93      3604.86     3515.72      3539.47
8/6/93        3588.1     3523.54      3560.43
8/13/93      3607.94     3537.24      3569.65
8/20/93      3638.96     3547.86      3615.48
8/27/93      3681.71     3578.87      3640.63
9/3/93       3667.46     3603.75      3633.93
9/10/93      3649.02     3556.52      3621.63
9/17/93      3655.16     3573.84      3613.25
9/24/93      3632.81     3501.47      3543.11
10/1/93      3605.14     3528.57      3581.11
10/8/93      3620.79     3550.37      3584.74
10/15/93     3664.66     3565.46      3629.73
10/22/93     3697.92     3595.92       3649.3
10/29/93     3713.57     3618.28      3680.59
11/5/93      3724.75     3585.86      3643.43
11/12/93     3707.42      3616.6      3684.51
11/19/93      3749.9     3640.07      3694.01
11/26/93     3709.94     3627.78      3683.95
12/3/93      3731.73     3654.33      3704.07
12/10/93     3764.43      3687.3      3740.67
12/17/93     3785.94     3689.82      3751.57
12/23/93     3791.81     3719.72      3757.72
12/31/93     3818.92     3745.15      3754.09
1/7/94       3843.84     3715.24      3820.77
1/14/94      3891.96     3804.72       3867.2
1/21/94      3933.33     3833.71      3914.48
1/28/94      3971.89     3863.82      3945.43
2/4/94       4002.84     3857.63      3871.42
2/11/94      3956.97     3840.75      3894.78
2/18/94      3975.82     3869.73      3887.46
2/25/94      3931.36     3811.76      3838.78
3/4/94       3874.52     3741.69       3832.3
3/11/94       3882.4     3801.63       3862.7
3/18/94      3911.78     3819.94      3895.65
3/25/94      3901.41     3764.66      3774.73
3/31/94      3793.45     3544.12      3635.96
4/8/94       3722.34      3520.8      3674.26
4/15/94      3722.14     3616.85      3661.47
4/22/94      3690.32     3546.65      3648.68
4/29/94      3733.15     3635.29      3681.69
5/6/94       3736.12     3625.77       3669.5
5/13/94      3690.32     3609.71      3659.68
5/20/94      3788.76     3628.52      3766.35
5/27/94       3786.3     3707.11      3757.14
6/3/94       3792.22     3717.76      3772.22
6/10/94      3812.83     3721.45      3773.45
6/17/94      3839.88     3741.26      3776.78
6/24/94      3771.07     3616.65      3636.94
7/1/94       3711.73     3603.92      3646.65
7/8/94       3728.56     3621.73      3709.14
7/15/94      3769.35      3660.9      3753.81
7/22/94      3779.39     3684.86      3735.04
7/29/94      3782.63     3693.27       3764.5
8/5/94       3829.25        3725      3747.02
8/12/94      3793.96     3728.56      3768.71
8/19/94      3812.09     3727.59      3755.11
8/26/94      3903.38     3722.41      3881.05
9/2/94       3954.54     3869.39      3885.58
9/9/94       3926.96      3844.2      3874.81
9/16/94      3959.93     3843.86      3933.35
9/23/94      3972.72     3806.51      3831.75
9/30/94      3904.76      3804.5      3843.19
10/7/94      3873.47      3736.2      3797.43
10/14/94     3944.12     3789.36      3910.47
10/21/94     3958.25     3861.35       3891.3
10/28/94     3953.54     3803.49      3930.66
11/4/94       3956.9     3802.81      3807.52
11/11/94     3882.89     3779.93      3801.47
11/18/94     3871.45     3773.21      3815.26
11/25/94      3845.2     3612.05      3708.27
12/2/94       3783.3     3680.68      3745.62
12/9/94      3779.93     3638.97      3691.11
12/16/94     3817.95      3667.9      3807.19
12/23/94     3860.01     3752.35      3833.43
12/30/94     3882.21     3812.91      3834.44
1/6/95        3902.4      3805.5      3867.41
1/13/95      3924.27     3824.68      3908.46
1/20/95      3955.56      3826.7      3869.43
1/27/95      3914.18     3815.26      3857.99
2/3/95        3959.6      3794.4      3928.64
2/10/95      3967.67     3900.04      3939.07
2/17/95      4019.15     3920.57      3953.54
2/24/95      4034.62     3930.66      4011.74
3/3/95       4033.19     3946.03      3989.61
3/10/95      4054.97     3935.31      4035.61
3/17/95      4101.66     3999.29      4073.65
3/24/95      4155.27     4039.07      4138.67
3/31/95      4213.71     4100.28      4157.69
4/7/95       4239.31     4129.68      4192.62
4/13/95      4243.46     4163.57      4208.18
4/21/95      4296.37     4143.51      4270.09
4/28/95      4348.94     4239.65      4321.27
5/5/95       4426.41     4278.73       4343.4
5/12/95      4463.07     4316.43      4430.56
5/19/95      4468.94     4287.38      4341.33
5/26/95       4480.7     4337.87         4369
6/2/95       4499.72     4334.41      4444.39
6/9/95       4520.47     4394.59      4423.99
6/16/95      4533.96     4415.69      4510.79
6/23/95       4614.2     4497.99      4585.84
6/30/95      4606.24     4510.45       4556.1
7/7/95       4740.77     4536.04      4702.73
7/14/95      4766.58     4647.74      4708.82
7/21/95      4767.63     4530.26      4641.55
7/28/95      4767.99     4620.42      4715.51
8/4/95       4772.56     4632.04      4683.46
8/11/95      4727.84     4584.85       4618.3
8/18/95      4677.12     4587.66       4617.6
8/25/95      4676.42      4552.8       4601.4
9/1/95       4672.19     4554.21      4647.54
9/8/95       4722.91      4625.7      4700.72
9/15/95      4839.48     4672.54      4797.57
9/22/95      4828.46     4706.35      4764.15
9/29/95      4834.96     4692.98      4789.08
10/6/95      4817.98     4689.01      4769.21
10/13/95     4845.08     4638.43      4793.78
10/20/95     4837.49     4744.28      4794.86
10/27/95     4824.49     4653.24      4741.75
11/3/95      4858.81     4716.46      4825.57
11/10/95     4902.52     4770.66      4870.37
11/17/95      5022.1     4821.23      4989.95
11/24/95     5096.17      4946.6      5048.84
12/1/95      5143.13     5006.21      5087.13
12/8/95      5234.53     5057.87      5156.86
12/15/95     5266.69     5122.18      5176.73
12/22/95     5173.48     5016.68      5097.97
12/29/95     5149.27     5062.21      5117.12
1/5/96       5259.46     5087.13      5181.43
1/12/96      5239.23     5000.07      5061.12
1/19/96      5214.66     5000.79      5184.68
1/26/96      5293.78     5133.02      5271.75
2/2/96       5442.99     5246.82      5373.99
2/9/96       5603.76     5319.43      5541.62
2/16/96      5644.94     5470.45      5503.32
2/23/96      5693.36      5393.5      5630.49
3/1/96       5647.83      5424.2      5536.56
3/8/96       5700.22      5395.3      5470.45
3/15/96      5662.29     5425.29      5584.97
3/22/96      5755.86     5573.41      5636.64
3/29/96      5712.14     5550.29      5587.14
4/4/96       5737.07     5562.57      5682.88
4/12/96      5644.58     5382.66      5532.59
4/19/96      5656.14     5493.93      5535.48
4/26/96      5621.82     5490.68      5567.99
5/3/96       5619.29     5439.74      5478.03
5/10/96      5559.68     5327.74      5518.14
5/17/96      5729.61     5495.42       5687.5
5/24/96      5833.04     5657.58      5762.86
5/31/96      5798.69     5614.36      5643.18
6/7/96       5750.67     5559.69      5697.11
6/14/96      5747.71     5609.93      5649.45
6/21/96      5722.22      5600.7      5705.23
6/28/96      5770.61     5616.21      5654.63
7/5/96       5769.88     5570.77      5588.14
7/12/96      5628.03     5447.77      5510.56
7/19/96      5527.93     5170.11      5426.82
7/26/96      5503.02     5244.83      5473.06
8/2/96       5703.51     5403.52      5679.83
8/9/96       5754.55     5630.26      5681.31
8/16/96      5746.04     5614.36      5689.45
8/23/96      5761.95     5648.76      5722.74
8/30/96      5747.89     5571.45      5616.21
9/6/96       5696.48     5550.37      5659.86
9/13/96      5871.44     5662.08      5838.52
9/20/96      5929.51     5818.17      5888.46
9/27/96      5952.08     5819.65      5872.92
10/4/96      6023.79     5833.72      5992.86
10/11/96     6032.36     5876.58      5969.38
10/18/96     6119.57     5943.66      6094.23
10/25/96      6162.8     5953.72      6007.02
11/1/96      6082.67     5938.82      6021.93
11/8/96       6247.4      5981.3      6219.82
11/15/96     6414.37     6198.58      6348.03
11/22/96     6498.22     6297.34      6471.76
11/29/96      6606.3     6443.44       6521.7
12/6/96      6577.23     6274.24      6381.94
12/13/96     6545.56     6227.59      6304.87
12/20/96     6597.43     6206.83       6484.4
12/27/96     6607.81     6428.27      6560.91
1/3/97       6623.96     6318.96      6544.09
1/10/97      6725.35     6481.75      6703.79
1/17/97      6863.88     6647.99       6833.1
1/24/97      6953.55     6629.91      6696.48
1/31/97      6912.37     6598.73      6813.09
2/7/97       6913.14      6683.4       6855.8
2/14/97      7074.77      6756.9      6988.96
2/21/97      7112.87     6869.27      6931.62
2/28/97      7099.79     6820.78      6877.74
3/7/97       7047.07     6798.46      7000.89
3/14/97      7158.28     6851.19      6935.46
3/21/97       7004.2     6742.85      6804.79
3/27/97      6984.94     6654.86      6740.59
4/4/97       6743.23      6376.9      6526.07
4/11/97      6662.41     6358.42      6391.69
4/18/97      6750.91     6315.84      6703.55
4/25/97       6923.9     6594.38      6738.87
5/2/97       7104.51     6691.51       7071.2
5/9/97       7299.98     7029.46      7169.53
5/16/97      7381.76     7156.35      7194.67
5/23/97      7385.47     7123.38      7345.91
5/30/97       7430.2     7203.99      7331.04
6/6/97       7473.98     7214.29      7435.78
6/13/97      7829.08     7412.44      7782.04
6/20/97      7868.44      7651.3      7796.51
6/27/97      7832.48     7581.64      7687.72
7/3/97       7952.35     7571.46      7895.81
7/11/97      8027.67     7775.48      7921.82
7/18/97      8136.67     7829.61      7890.46
7/25/97      8200.31     7783.85      8113.44
8/1/97       8328.99     8049.34      8194.04
8/8/97       8340.14     7961.07      8031.22
8/15/97      8132.49     7685.74      7694.66
8/22/97      8043.06     7588.28      7887.91
8/29/97      7944.12     7580.85      7622.42
9/5/97       7972.22     7650.99      7822.41
9/12/97      7922.05     7556.23      7742.96
9/19/97      8049.36     7680.95      7917.27
9/26/97      8078.36     7802.34      7922.18
10/3/97      8183.22     7862.99      8038.57
10/10/97     8218.34     7961.96      8045.21
10/17/97     8168.24     7731.12      7847.03
10/24/97     8124.78     7645.91      7715.41
10/31/97     7717.37     6936.45      7442.08
11/7/97      7791.78     7460.99      7581.32
11/14/97      7687.9     7334.77      7572.48
11/21/97     7934.53      7599.5      7881.07
11/28/97      7893.5        7706      7823.13
12/5/97      8209.56     7823.62      8149.13
12/12/97     8195.88     7756.73       7838.3
12/19/97     8069.06     7563.23      7756.29
12/26/97     7892.05     7624.26      7679.31
1/2/98       8001.41     7712.94      7965.04
1/9/98       8072.91     7513.41      7580.42
1/16/98      7846.47     7391.59      7753.55
1/23/98         7908     7609.31      7700.74
1/30/98      8062.94     7629.99       7906.5
2/6/98       8255.26     7987.46      8189.48
2/13/98      8416.43     8104.55       8370.1
2/20/98      8503.12     8291.88      8413.94
2/27/98      8616.72     8303.83      8545.72
3/6/98       8649.35     8377.32      8569.39
3/13/98      8740.52     8482.45      8602.52
3/20/98      8957.25     8573.37      8906.43
3/27/98      8997.11     8741.77      8796.08
4/3/98       9085.79     8701.66      8983.41
4/9/98       9170.74     8821.73      8994.86
4/17/98      9249.95     8870.31       9167.5
4/24/98      9287.32     8983.65      9064.62
5/1/98       9211.83     8796.07      9147.07
5/8/98       9311.98      8914.9      9055.15
5/15/98      9283.09     9023.51         9096
5/22/98      9248.96      8972.2      9114.44
5/29/98      9201.63     8760.95      8899.95
6/5/98       9057.39     8719.85      9037.71
6/12/98      9155.04     8660.56      8834.94
6/19/98      8932.34     8524.55      8712.87
6/26/98      9079.56     8639.38      8944.54
7/2/98       9103.23     8868.57      9025.26
7/10/98      9231.27     8965.97      9105.74
7/17/98      9412.64      9073.3      9337.97
7/24/98      9408.26     8814.29      8937.36
7/31/98       9113.2     8786.48      8883.29
8/7/98       8948.17      8316.1      8598.02
8/14/98      8689.16     8263.32         8425
8/21/98      8797.81      8307.6      8533.65
8/28/98      8740.91     7951.27      8051.68
9/4/98          8149      7379.7      7640.25
9/11/98      8103.69     7469.04       7795.5
9/18/98       8159.3     7759.97      7895.66
9/25/98      8227.53     7653.64      8028.77
10/2/98      8253.79     7496.84      7784.69
10/9/98      7976.76     7399.78      7899.52
10/16/98     8521.29     7805.29      8416.76
10/23/98     8713.62      8321.5      8452.29
10/30/98     8718.25     8271.55       8592.1
11/6/98       9042.4     8573.56      8975.46
11/13/98     9024.89      8733.7      8919.59
11/20/98     9161.35     8870.42      9159.55
11/27/98     9457.95     9137.92      9333.08
12/4/98      9348.53     8839.78      9016.14
12/11/98     9153.62     8680.41      8821.76
12/18/98     8959.76     8610.62      8903.62
12/24/98     9289.57     8874.28      9217.98
12/31/98     9390.75     9106.76      9181.42
1/8/99       9759.44        9089      9643.32
1/15/99      9751.46     9052.44      9340.55
1/22/99      9555.01     8998.89      9120.67
1/29/99      9461.03     8994.26      9358.82
2/5/99       9513.05     9141.26      9304.23
2/12/99      9437.35     9025.41      9274.89
2/19/99      9458.46     9124.03      9339.95
2/26/99      9662.76     9177.53      9306.57
3/5/99       9799.92     9163.41      9736.07
3/12/99     10042.57     9586.07      9876.35
3/19/99     10158.57     9776.17      9903.55
3/26/99     10005.94     9547.23      9822.23
4/1/99      10089.48     9708.19      9832.51
4/9/99      10298.71     9826.39     10173.84
4/16/99     10692.48    10042.02     10493.89
4/23/99     10896.42    10212.87     10689.67
4/30/99     11072.25    10540.46     10789.03
5/7/99      11140.12    10701.12     11031.59
5/14/99     11244.35    10759.53     10913.32
5/21/99      9999.99     9999.99      9999.99
5/28/99     10924.26    10372.96     10559.73
6/4/99       10892.6    10334.42     10799.84
6/11/99     11016.39    10386.98     10490.51
6/18/99     10978.09    10414.52     10855.55
6/25/99     10960.35    10404.07     10552.55
7/2/99      11205.41    10535.14     11139.23
7/9/99      11291.21    10985.67     11193.69
7/16/99     11314.64    11013.55     11209.83
7/23/99      11321.6    10796.57     10910.96
7/30/99     11090.48    10594.98     10655.14
8/6/99      10901.78    10509.19     10714.03
8/13/99     11049.64    10487.33     10973.64
8/20/99     11180.07    10809.64      11100.6

PORTFOLIOS OF INVESTMENTS
June 30, 1999
                             THE PRIMARY TREND FUND

SHARES OR
PRINCIPAL                                                                                  MARKET
  AMOUNT                                                                     COST          VALUE
----------                                                               -----------    -----------
COMMON STOCKS      82.7%
    10,000  Aetna, Inc.  (Managed care/Insurance)                         $   770,304    $   894,375
    10,000  Albertson's, Inc.  (Retail food stores)                           371,000        515,625
    15,000  Allstate Corporation  (Insurance)                                 582,640        538,125
    30,000  Archer-Daniels-Midland Co.  (Food processing)                     503,293        463,125
     7,939  BP Amoco plc ADR  (Integrated oil company)                        325,909        861,382
     5,000  Boeing Company  (Aerospace)                                       186,025        220,937
    22,000  CBS Corporation*<F1>  (Multimedia)                                539,129        955,625
    10,000  Chubb Corporation  (Insurance)                                    545,550        695,000
    10,000  Compaq Computer Corporation  (Computer hardware)                  240,700        236,875
    21,000  Crown Cork & Seal Co., Inc.  (Packaging products)                 672,944        598,500
    30,000  Darden Restaurants, Inc.  (Restaurant chains)                     298,703        654,375
    12,000  Eastman Kodak Company  (Photographic equipment)                   536,365        813,000
    25,000  Enron Oil & Gas Company
              (Domestic oil and gas exploration and production)               671,500        506,250
    15,000  GreenPoint Financial Corp.  (Financial services)                  216,550        492,188
    10,000  Louisiana-Pacific Corporation  (Building materials)               178,300        237,500
     8,000  Minnesota Mining & Manufacturing Co.
              (Diversified manufacturing)                                     571,313        695,500
    13,000  Mylan Laboratories, Inc.  (Pharmaceutical products)               209,567        344,500
     8,000  Newmont Mining Corporation  (Gold mining)                         195,830        159,000
    25,000  Occidental Petroleum Corporation  (Integrated oil company)        467,085        528,125
    10,000  PNC Bank Corporation  (Financial services)                        499,550        576,250
    10,000  PartnerRe Ltd. ADR  (Insurance)                                   332,975        373,750
    10,000  J.C. Penney Company, Inc.  (Retail stores)                        436,225        485,625
    15,000  Pennzoil-Quaker State Co.  (Automotive consumer products)         376,201        225,000
     5,000  Phelps Dodge Corporation  (Copper mining)                         241,287        309,687
    20,000  Philip Morris Companies, Inc.  (Tobacco)                          748,775        803,750
    10,000  SLM Holding Corporation  (Financial services)                     126,155        458,125
    20,000  Seagram Company Ltd.  (Entertainment/Beverages)                   681,315      1,007,500
    22,000  UST, Inc.  (Tobacco)                                              615,875        643,500
    40,000  Union Pacific Resources Group Inc.
              (Domestic oil and gas exploration and production)               756,038        652,500
     5,580  United Technologies Corp.  (Aerospace)                            231,525        400,016
    22,000  Wendy's International, Inc.  (Restaurant chain)                   493,848        622,875
    43,200  Western Gas Resources, Inc.
              (Natural gas gathering, transportation and marketing)           792,582        691,200
                                                                          -----------    -----------
                      Total Common Stocks                                  14,415,058     17,659,785
                                                                          -----------    -----------

            PREFERRED STOCK      0.6%
     5,000  WEC Capital Trust I 6.85%                                         125,000        115,938
                                                                          -----------    -----------

BONDS AND NOTES      6.9%
  $150,000  Kimco Realty Corp., 6.83%, due 11/14/05                           144,859        141,083
   365,000  Federal Home Loan Bank, 6.35%, due 8/28/08                        365,000        351,013
   500,000  Federal National Mortgage Assoc., 6.42%, due 3/9/09               500,000        483,180
   500,000  Federal Home Loan Mortgage Co., 7.00%, due 6/30/09                500,000        500,000
                                                                          -----------    -----------
                      Total Bonds and Notes                                 1,509,859      1,475,276
                                                                          -----------    -----------
                      Total Long-Term Investments                          16,049,917     19,250,999
                                                                          -----------    -----------

            SHORT-TERM INVESTMENTS      8.2%
            VARIABLE RATE DEMAND NOTES
   220,630  Firstar Bank, 4.59%                                               220,630        220,630
   373,653  General Mills, Inc., 4.52%                                        373,653        373,653
   219,695  Pitney Bowes Credit Corp., 4.52%                                  219,695        219,695
    12,193  Sara Lee Corp., 4.52%                                              12,193         12,193
    13,961  Warner-Lambert, Inc., 4.53%                                        13,961         13,961
   251,413  Wisconsin Corporate Central Credit Union, 4.67%                   251,413        251,413
   661,859  Wisconsin Electric Power Co., 4.67%                               661,859        661,859
                                                                          -----------    -----------
                      Total Variable Rate Demand Notes                      1,753,404      1,753,404
                                                                          -----------    -----------
            TOTAL INVESTMENTS      98.4%                                  $17,803,321     21,004,403
                                                                          -----------
                                                                          -----------
            Other Assets, less Liabilities      1.6%                                         346,496
                                                                                         -----------
            Net Assets (equivalent to $12.64 per share based on
              1,688,631 shares outstanding)                       100.0%                 $21,350,899
                                                                                         -----------
                                                                                         -----------

*<F1>  Non-income producing security

                       See notes to financial statements.

                            THE PRIMARY INCOME FUND

SHARES OR
PRINCIPAL                                                                                   MARKET
  AMOUNT                                                                      COST          VALUE
----------                                                                 ---------      ---------
COMMON STOCKS     67.3%
     1,500  Aetna, Inc.  (Managed care/Insurance)                          $  117,377     $  134,156
     1,500  Albertson's, Inc.  (Retail food stores)                            55,650         77,344
     2,000  Alliant Energy Corporation  (Electric and gas utility)             61,700         56,750
     3,000  Allstate Corporation  (Insurance)                                 116,528        107,625
     1,637  Apartment Investment & Management Co.
              (Real estate investment trust)                                   23,363         69,982
     7,000  Archer-Daniels-Midland Co.  (Food processing)                     116,328        108,062
     1,323  BP Amoco plc ADR  (Integrated oil company)                         55,706        143,546
     2,000  Chubb Corporation  (Insurance)                                    108,910        139,000
     2,000  CINergy Corp.  (Electric utility)                                  39,641         64,000
     2,000  Consolidated Natural Gas Co.  (Integrated natural gas systems)     87,325        121,500
     3,000  Crown Cork & Seal Co., Inc.  (Packaging products)                  92,928         85,500
     4,500  DPL, Inc.  (Electric and gas utility)                              45,124         82,688
     1,000  Eastman Kodak Company  (Photographic equipment)                    69,100         67,750
     2,000  GTE Corporation  (Telephone utility)                               62,995        151,375
     2,000  Kellogg Company  (Cereal products)                                 67,950         66,000
     4,000  KeySpan Energy  (Natural gas utility)                              99,715        105,500
     1,500  Minnesota Mining & Manufacturing Co.
              (Diversified manufacturing)                                     107,121        130,406
     4,000  Northern States Power Company  (Electric utility)                  74,513         96,750
     4,000  Occidental Petroleum Corporation  (Integrated oil company)         87,705         84,500
     2,000  PNC Bank Corporation  (Financial services)                         99,660        115,250
     2,000  J.C. Penney Company, Inc.  (Retail stores)                         87,073         97,125
     1,500  Pennzoil-Quaker State Co.  (Automotive consumer products)          35,227         22,500
     2,000  Philip Morris Companies, INC.  (Tobacco)                           80,200         80,375
     2,500  Seagram Company Ltd.  (Entertainment/Beverages)                    86,343        125,938
     4,511  Sempra Energy  (Natural gas utility)                               70,329        102,061
     2,000  Simon Property Group Inc.  (Real estate investment trust)          39,144         50,750
     4,000  UST, Inc.  (Tobacco)                                              111,240        117,000
     5,200  Union Pacific Resources Group Inc.
              (Domestic oil and gas exploration and production)               110,510         84,825
     4,000  Wendy's International, Inc.  (Restaurant chain)                    91,476        113,250
     3,000  Wisconsin Energy Corporation  (Electric and gas utility)           73,280         75,187
                                                                           ----------     ----------
                      Total Common Stocks                                   2,374,161      2,876,695
                                                                           ----------     ----------
            PREFERRED STOCKS     12.3%
     1,000  Central Maine Power $3.50                                          55,250         53,500
     2,000  Conseco Financing Trust $3.50 Series F convertible                 77,256         80,375
     4,000  Conseco Financing Trust $2.175                                    100,000        100,250
     2,000  MCN Energy Group 8.00% convertible                                 79,425         78,250
     5,000  Tennessee Valley Authority 6.50% Series A                         125,000        118,750
     4,000  WEC Capital Trust I 6.85%                                         100,000         92,750
                                                                           ----------     ----------
                      Total Preferred Stocks                                  536,931        523,875
                                                                           ----------     ----------
            BONDS AND NOTES     17.2%
            CONVERTIBLE DEBENTURE
 $  50,000  Couer d'Alene Mines Corp., 6.375%, due 1/31/04                     46,681         31,375
                                                                           ----------     ----------
            CORPORATE NOTES
   100,000  Developers Diversified Realty Corp., 7.01%, due 2/7/03             98,301         99,368
    99,000  Philadelphia Electric Co., 6.625%, due 3/1/03                     101,008         99,036
    50,000  Peoples Gas Light Co., 6.37%, due 5/1/03                           50,771         50,061
    50,000  Northern Illinois Gas Co., 5.75%, due 6/1/03                       49,767         48,923
   100,000  Wisconsin Gas Company, 6.375%, due 11/1/05                        100,841         99,450
   100,000  Kimco Realty Corp., 6.83%, due 11/14/05                            96,572         94,055
                                                                           ----------     ----------
                      Total Corporate Notes                                   497,260        490,893
                                                                           ----------     ----------
            U.S. GOVERNMENT AGENCY NOTES
    50,000  Federal Home Loan Bank, 7.01%, due 8/20/07                         50,000         50,038
    70,000  Federal Home Loan Bank, 6.35%, due 8/28/08                         70,000         67,317
   100,000  Federal National Mortgage Assoc., 6.42%, due 3/9/09               100,000         96,636
                                                                           ----------     ----------
                      Total U.S. Government Agency Notes                      220,000        213,991
                                                                           ----------     ----------
                      Total Bonds and Notes                                   763,941        736,259
                                                                           ----------     ----------
                      Total Long-Term Investments                           3,675,033      4,136,829
                                                                           ----------     ----------
            SHORT-TERM INVESTMENTS     3.2%
            VARIABLE RATE DEMAND NOTES
    23,809  Firstar Bank, 4.59%                                                23,809         23,809
    82,140  General Mills, Inc., 4.52%                                         82,140         82,140
    32,040  Wisconsin Corporate Central Credit Union, 4.67%                    32,040         32,040
                                                                           ----------     ----------
                      Total Variable Rate Demand Notes                        137,989        137,989
                                                                           ----------     ----------
            TOTAL INVESTMENTS     100.0%                                   $3,813,022      4,274,818
                                                                           ----------
                                                                           ----------
            Other Assets, less Liabilities     0.0%                                              750
                                                                                          ----------
            NET ASSETS (Equivalent to $12.24 per share based on
              349,188 shares outstanding)                         100.0%                  $4,275,568
                                                                                          ----------
                                                                                          ----------
            Note to Portfolio of Investments -- As required by the Fund's investment policies, the
            Fund has invested $1,496,531 (35% of its net assets) in securities issued by utilities.

                       See notes to financial statements.

                        THE PRIMARY U.S. GOVERNMENT FUND

PRINCIPAL                                                                                    MARKET
  AMOUNT                                                                       COST          VALUE
----------                                                                   --------       --------
            BONDS AND NOTES       71.0%
            U.S. GOVERNMENT AGENCY NOTES
 $  50,000  Federal National Mortgage Association,
              6.59%, due 7/15/02                                             $ 50,281       $ 50,001
   100,000  Federal Home Loan Bank, 5.84%, due 3/5/03                         100,000         98,983
   100,000  Federal National Mortgage Association, 8.50%, due 2/1/05           99,531        101,702
    50,000  Federal Home Loan Bank, 7.01%, due 8/20/07                         50,000         50,038
    25,000  Federal Home Loan Bank, 6.35%, due 8/28/08                         25,000         24,042
   100,000  Federal National Mortgage Association, 6.42%, due 3/9/09          100,000         96,636
    50,000  Federal Home Loan Mortgage Co., 7.00%, due 6/30/09                 50,000         50,000
                                                                             --------       --------
                      Total U.S. Government Agency Notes                      474,812        471,402
                                                                             --------       --------
            CORPORATE NOTES
    25,000  Norwest Financial, 6.375%, due 11/15/01                            25,504         25,070
    50,000  Northern Illinois Gas, 5.75%, due 6/1/03                           49,767         48,923
                                                                             --------       --------
                      Total Corporate Notes                                    75,271         73,993
                                                                             --------       --------
                      Total Bonds and Notes                                   550,083        545,395
                                                                             --------       --------
            SHORT-TERM INVESTMENTS       26.6%
            VARIABLE RATE DEMAND NOTES
     1,578  General Mills, Inc., 4.52%                                          1,578          1,578
    26,832  Pitney Bowes Credit Corp., 4.52%                                   26,832         26,832
       279  Wisconsin Electric Power Co., 4.67%                                   279            279
                                                                             --------       --------
                      Total Variable Rate Demand Notes                         28,689         28,689
                                                                             --------       --------
            U.S. GOVERNMENT AGENCY NOTE
   100,000  Federal Farm Credit Bank, 6.49%, due 1/20/00                      100,345        100,565
                                                                             --------       --------
            U.S. TREASURY NOTE
    75,000  U.S. Treasury note, 6.375%, due 7/15/99                            74,860         75,070
                                                                             --------       --------
                      Total Short-Term Investments                            203,894        204,324
                                                                             --------       --------
            TOTAL INVESTMENTS       97.6%                                    $753,977        749,719
                                                                             --------
                                                                             --------
            Other Assets, less Liabilities       2.4%                                         18,225
                                                                                            --------
            NET ASSETS (Equivalent to $9.79 per share
              based on 78,458 shares outstanding)                 100.0%                    $767,944
                                                                                            --------
                                                                                            --------

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999

                                                                                                 THE PRIMARY
                                                                THE PRIMARY     THE PRIMARY    U.S. GOVERNMENT
                                                                 TREND FUND     INCOME FUND         FUND
                                                                -----------     -----------    ---------------
Assets:
  Investments, at Value (Note 2a):
    Common Stocks                                               $17,659,785     $2,876,695        $     --
    Preferred Stocks                                                115,938        523,875              --
    Bonds and Notes                                               1,475,276        736,259         545,395
    Short-Term Investments                                        1,753,404        137,989         204,324
                                                                -----------     ----------        --------
        Total Investments (Cost $17,803,321; 3,813,022
          and 753,977, respectively)                             21,004,403      4,274,818         749,719

  Receivable for Investments Sold                                   307,765             --              --
  Dividends Receivable                                               32,560          7,244              --
  Interest Receivable                                                27,451         13,335          16,566
  Prepaid Expenses                                                    2,958          1,843             419
  Cash                                                                  275            238              --
  Due from Adviser                                                       --             --           5,411
                                                                -----------     ----------        --------
        Total Assets                                             21,375,412      4,297,478         772,115
                                                                -----------     ----------        --------
Liabilities
  Accrued Investment Advisory Fees                                   13,017         15,972              --
  Other                                                              11,496          5,938           4,171
                                                                -----------     ----------        --------
        Total Liabilities                                            24,513         21,910           4,171
                                                                -----------     ----------        --------
Net Assets                                                      $21,350,899     $4,275,568        $767,944
                                                                -----------     ----------        --------
                                                                -----------     ----------        --------
Shares Outstanding                                                1,688,631        349,188          78,458
Net Asset Value Per Share                                       $     12.64     $    12.24        $   9.79
                                                                -----------     ----------        --------
                                                                -----------     ----------        --------
Net Assets Consist of:
  Capital Stock (30,000,000 shares authorized each)             $17,004,486     $3,729,504        $803,975
  Net Unrealized Appreciation (Depreciation)
    of Investments                                                3,201,082        461,796          (4,258)
  Undistributed Net Investment Income                               156,007             85             230
  Undistributed Net Realized Gains
    (Accumulated Losses)                                            989,324         84,183         (32,003)
                                                                -----------     ----------        --------
Net Assets                                                      $21,350,899     $4,275,568        $767,944
                                                                -----------     ----------        --------
                                                                -----------     ----------        --------

                       See notes to financial statements.

STATEMENTS OF OPERATIONS
For the year ended June 30, 1999

                                                                                                 THE PRIMARY
                                                                THE PRIMARY      THE PRIMARY   U.S. GOVERNMENT
                                                                 TREND FUND      INCOME FUND         FUND
                                                                ------------     -----------   ---------------
Income:
  Interest                                                       $  243,326       $ 62,284         $47,377
  Dividends                                                         347,225(a)<F2> 129,894(b)<F3>       --
                                                                 ----------       --------         -------
  Total Income                                                      590,551        192,178          47,377
                                                                 ----------       --------         -------
Expenses:
  Investment Advisory Fees (Note 3)                                 156,169         31,894           5,022
  Administration and Accounting Fees                                 36,776         27,821          16,416
  Shareholder Servicing Costs                                        29,061         11,329           9,400
  Professional Fees                                                  20,680         11,544          10,329
  Registration Fees                                                   5,900          3,000           2,550
  Custodial Fees                                                      5,569          2,158             918
  Postage                                                             4,989            857             287
  Printing                                                            3,980          1,252             360
  Insurance                                                           2,324            473              86
  Other                                                               3,216          1,075             772
                                                                 ----------       --------         -------
  Total Expenses Before Reimbursement                               268,664         91,403          46,140
  Less Expenses Reimbursed By Adviser (Note 3)                           --        (48,302)        (38,413)
                                                                 ----------       --------         -------
  Net Expenses                                                      268,664         43,101           7,727
                                                                 ----------       --------         -------
Net Investment Income                                               321,887        149,077          39,650
                                                                 ----------       --------         -------
Net Realized Gain (Loss) on Investments                           1,426,084        168,129            (324)
Change in Net Unrealized Appreciation
  (Depreciation) of Investments                                    (968,823)      (202,840)        (10,318)
                                                                 ----------       --------         -------
Net Realized and Unrealized Gain (Loss) on Investments              457,261        (34,711)        (10,642)
                                                                 ----------       --------         -------
Net Increase in Net Assets From Operations                       $  779,148       $114,366         $29,008
                                                                 ----------       --------         -------
                                                                 ----------       --------         -------

(a)<F2>   Net of $3,452 in foreign withholding taxes.
(b)<F3>   Net of $505 in foreign withholding taxes.

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 1999 and 1998

                                                                                                         THE PRIMARY
                                                    THE PRIMARY                THE PRIMARY             U.S. GOVERNMENT
                                                    TREND FUND                 INCOME FUND                  FUND
                                             -------------------------   -----------------------    ---------------------
                                                 1999          1998         1999         1998          1999        1998
                                             -----------   -----------   ----------   ----------    ----------  ---------
Operations:
  Net Investment Income                      $   321,887   $   216,633   $  149,077   $  148,954    $ 39,650    $ 42,090
  Net Realized Gain (Loss)
    on Investments                             1,426,084     3,350,856      168,129      543,724        (324)        538
  Change in Net Unrealized
    Appreciation (Depreciation)
    of Investments                              (968,823)     (572,297)    (202,840)     (59,402)    (10,318)      2,339
                                             -----------   -----------   ----------   ----------    --------    --------
  Net Increase in Net
    Assets from Operations                       779,148     2,995,192      114,366      633,276      29,008      44,967
                                             -----------   -----------   ----------   ----------    --------    --------
Distributions to Shareholders:
  From Net Investment Income                    (285,475)      (96,448)    (152,497)    (145,449)    (39,642)    (41,868)
  From Net Realized Gain                      (2,700,933)   (4,024,201)    (484,432)    (642,742)         --          --
                                             -----------   -----------   ----------   ----------    --------    --------
  Decrease in Net Assets from
    Distributions                             (2,986,408)   (4,120,649)    (636,929)    (788,191)    (39,642)    (41,868)
                                             -----------   -----------   ----------   ----------    --------    --------
Fund Share Transactions:
  Proceeds from Shares Sold                      391,965       667,691      192,540      199,259      89,102      69,909
  Reinvested Distributions                     2,830,285     3,955,376      620,704      754,261      32,951      31,786
  Cost of Shares Redeemed                     (3,377,896)   (2,989,448)    (587,162)    (533,135)   (117,429)    (65,041)
                                             -----------   -----------   ----------   ----------    --------    --------
  Net Increase (Decrease) in
    Net Assets from Fund
    Share Transactions                          (155,646)    1,633,619      226,082      420,385       4,624      36,654
                                             -----------   -----------   ----------   ----------    --------    --------
Total Increase (Decrease) in
    Net Assets                                (2,362,906)      508,162     (296,481)     265,470      (6,010)     39,753
                                             -----------   -----------   ----------   ----------    --------    --------
Net Assets:
  Beginning of Year                           23,713,805    23,205,643    4,572,049    4,306,579     773,954     734,201
                                             -----------   -----------   ----------   ----------    --------    --------
  End of Year                                $21,350,899   $23,713,805   $4,275,568   $4,572,049    $767,944    $773,954
                                             -----------   -----------   ----------   ----------    --------    --------
                                             -----------   -----------   ----------   ----------    --------    --------
Undistributed Net Investment
  Income at End of Year                      $   156,007   $   120,185   $       85   $    3,505    $    230    $    222
                                             -----------   -----------   ----------   ----------    --------    --------
                                             -----------   -----------   ----------   ----------    --------    --------
Transactions in Shares:
  Sales                                           33,413        47,010       16,049       14,295       8,927       7,013
  Reinvested Distributions                       247,034       295,431       51,871       55,430       3,319       3,203
  Redemptions                                   (288,054)     (212,540)     (48,685)     (37,768)    (11,758)     (6,548)
                                             -----------   -----------   ----------   ----------    --------    --------
  Net Increase (Decrease)                         (7,607)      129,901       19,235       31,957         488       3,668
                                             -----------   -----------   ----------   ----------    --------    --------
                                             -----------   -----------   ----------   ----------    --------    --------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table shows per share operating performance data, total investment return, ratios and supplemental data for each of the years ended June 30:

                                                              1999        1998         1997        1996         1995
                                                            --------    --------     --------    --------     --------
THE PRIMARY TREND FUND
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year                           $ 13.98     $ 14.82      $ 12.59     $ 12.10      $ 10.98
                                                             -------     -------      -------     -------      -------
Net Investment Income                                           0.19        0.13         0.12        0.21         0.23
Net Realized and Unrealized Gain on Investments                 0.23        1.60         2.98        1.30         1.55
                                                             -------     -------      -------     -------      -------
Total from Investment Operations                                0.42        1.73         3.10        1.51         1.78
                                                             -------     -------      -------     -------      -------
Less Distributions:
  From Net Investment Income                                   (0.16)      (0.06)       (0.14)      (0.23)       (0.26)
  From Net Realized Gain                                       (1.60)      (2.51)       (0.73)      (0.79)       (0.40)
                                                             -------     -------      -------     -------      -------
  Total Distributions                                          (1.76)      (2.57)       (0.87)      (1.02)       (0.66)
                                                             -------     -------      -------     -------      -------
Net Increase (Decrease)                                        (1.34)      (0.84)        2.23        0.49         1.12
                                                             -------     -------      -------     -------      -------
Net Asset Value, End of Year                                 $ 12.64     $ 13.98      $ 14.82     $ 12.59      $ 12.10
                                                             -------     -------      -------     -------      -------
                                                             -------     -------      -------     -------      -------
TOTAL INVESTMENT RETURN                                        +4.7%      +13.1%       +26.2%      +11.7%       +17.0%
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in thousands)                     $21,351     $23,714      $23,206     $21,123      $21,343
  Ratio of Net Expenses to Average Net Assets                  1.27%       1.24%        1.18%       1.19%        1.24%
  Ratio of Net Investment Income to Average Net Assets         1.53%       0.89%        0.82%       1.68%        1.88%
  Portfolio Turnover                                           47.9%       24.4%        63.5%       46.5%        37.1%

THE PRIMARY INCOME FUND
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year                           $ 13.86     $ 14.45      $ 12.77     $ 12.07      $ 11.04
                                                             -------     -------      -------     -------      -------
Net Investment Income                                           0.42        0.45         0.42        0.43         0.50
Net Realized and Unrealized Gain (Loss) on Investments         (0.14)       1.50         2.44        1.28         1.10
                                                             -------     -------      -------     -------      -------
Total from Investment Operations                                0.28        1.95         2.86        1.71         1.60
                                                             -------     -------      -------     -------      -------
Less Distributions:
  From Net Investment Income                                   (0.43)      (0.44)       (0.42)      (0.43)       (0.50)
  From Net Realized Gain                                       (1.47)      (2.10)       (0.76)      (0.58)       (0.07)
                                                             -------     -------      -------     -------      -------
  Total Distributions                                          (1.90)      (2.54)       (1.18)      (1.01)       (0.57)
                                                             -------     -------      -------     -------      -------
Net Increase (Decrease)                                        (1.62)      (0.59)        1.68        0.70         1.03
                                                             -------     -------      -------     -------      -------
Net Asset Value, End of Year                                 $ 12.24     $ 13.86      $ 14.45     $ 12.77      $ 12.07
                                                             -------     -------      -------     -------      -------
                                                             -------     -------      -------     -------      -------
TOTAL INVESTMENT RETURN                                        +3.0%      +14.7%       +24.1%      +14.8%       +14.8%
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in thousands)                     $ 4,276     $ 4,572      $ 4,307     $ 4,510      $ 4,221
  Ratio of Net Expenses to Average Net Assets                  1.00%       0.97%        0.84%       0.84%        0.84%
  Ratio of Net Investment Income to Average Net Assets         3.46%       3.16%        3.19%       3.43%        4.35%
  Ratio of Expenses Reimbursed to Average Net Assets           1.12%       1.05%        0.86%       0.73%        0.76%
  Portfolio Turnover                                           46.9%       33.5%        48.4%       41.5%        40.9%

THE PRIMARY U.S. GOVERNMENT FUND
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Year                           $  9.93     $  9.88      $  9.87      $10.09      $  9.74
                                                             -------     -------      -------     -------      -------
Net Investment Income                                           0.51        0.55         0.63        0.63         0.57
Net Realized and Unrealized Gain (Loss) on Investments         (0.14)       0.05         0.01       (0.22)        0.38
                                                             -------     -------      -------     -------      -------
Total from Investment Operations                                0.37        0.60         0.64        0.41         0.95
                                                             -------     -------      -------     -------      -------
Less Distributions:
  From Net Investment Income                                   (0.51)      (0.55)       (0.63)      (0.63)       (0.57)
  From Net Realized Gain                                          --          --           --          --        (0.03)
                                                             -------     -------      -------     -------      -------
  Total Distributions                                          (0.51)      (0.55)       (0.63)      (0.63)       (0.60)
                                                             -------     -------      -------     -------      -------
Net Increase (Decrease)                                        (0.14)       0.05         0.01       (0.22)        0.35
                                                             -------     -------      -------     -------      -------
Net Asset Value, End of Year                                 $  9.79     $  9.93      $  9.88     $  9.87       $10.09
                                                             -------     -------      -------     -------      -------
                                                             -------     -------      -------     -------      -------
TOTAL INVESTMENT RETURN                                        +3.8%       +6.2%        +6.7%       +4.1%       +10.2%
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in thousands)                     $   768     $   774      $   734     $   799      $ 1,345
  Ratio of Net Expenses to Average Net Assets                  1.00%       0.95%        0.75%       0.75%        0.75%
  Ratio of Net Investment Income to Average Net Assets         5.13%       5.55%        6.41%       6.24%        5.85%
  Ratio of Expenses Reimbursed to Average Net Assets           4.97%       5.09%        3.84%       2.20%        1.92%
  Portfolio Turnover                                           21.3%       62.6%        29.3%       46.6%        63.0%

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999

1. ORGANIZATION
   The Primary Trend Fund, Inc. ("Trend Fund"), a growth and income fund, began operations on September 15, 1986. The Primary Income Funds, Inc. ("Income Funds") began operations on September 1, 1989. The Trend Fund and the Income Funds, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies. The Income Funds is a "series" fund which consists of two portfolios: The Primary Income Fund ("Income Fund") and The Primary U.S. Government Fund ("Government Fund").

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the
   Funds:

   a. Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Other securities for which market quotations are not readily available are valued under procedures approved by the Boards of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

   b. Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

   c. No provision for federal income taxes has been made since the Funds have elected to be taxed as regulated investment companies and intend to distribute their net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The cost basis of investments for federal income tax purposes is the same as that for financial statement purposes. The Government Fund's accumulated net realized loss on sales of investments for federal income tax purposes at June 30, 1999, is $31,679. This loss carryover is available to offset future taxable gains in the Government Fund and, if not applied, $28,714 will expire in 2003 and $2,965 will expire in 2005.

   d. Dividends from net investment income are declared and paid at least annually by the Trend Fund and are declared and paid monthly by the Income Fund and the Government Fund. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassification between net asset accounts are made for such differences. Accordingly, at June 30, 1999, a reclassification was made to increase undistributed net realized gains and to decrease undistributed net investment income by $590 for the Trend Fund.

   e. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENTS
   The Funds have agreements with Arnold Investment Counsel, Inc. (the "Adviser"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser. Under the terms of the agreements, the Adviser receives from both the Trend Fund and the Income Fund a monthly fee at an annual rate of 0.74% of their respective average daily net assets; and from the Government Fund a monthly fee at an annual rate of 0.65% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily reimbursed the Income Fund and the Government Fund for additional expenses incurred during the year ended June 30, 1999. As of June 30, 1999, the Adviser was reimbursing the Income Fund and the Government Fund for all expenses exceeding 1.00% of their respective average daily net assets. These additional voluntary reimbursements to the Funds may be modified or discontinued at any time by the Adviser. The Adviser was not required to reimburse the Trend Fund for the year ended June 30, 1999. For the year ended June 30, 1999, the Funds incurred investment advisory fees, net of expense reimbursements, totalling $106,370. The Trend Fund paid total directors fees of $1,000 to its outside directors and the Income Funds paid total directors fees of $1,000 to its outside directors during the year ended June 30, 1999.

4. PURCHASES AND SALES OF SECURITIES
   Total purchases and sales of securities, other than short-term investments, for the Funds for the year ended June 30, 1999, were as follows:

                                                                THE PRIMARY
                                   THE PRIMARY  THE PRIMARY   U.S. GOVERNMENT
                                   TREND FUND   INCOME FUND         FUND
                                   -----------  -----------   ---------------
   Purchases
     U.S. Government               $1,365,000    $  170,000      $175,000
     Other                          6,895,289     1,783,889        51,313
   Sales
     U.S. Government                       --        50,000       125,000
     Other                          8,934,259     1,824,924        25,063

   For the year ended June 30, 1999, 86.3% and 79.2% of dividends paid from net investment income, including short-term capital gains, qualified for the dividends received deduction available to corporate shareholders of the Trend Fund and Income Fund, respectively.

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders,
  The Primary Trend Fund, Inc.
  The Primary Income Funds, Inc.

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Primary Trend Fund, Inc. and The Primary Income Funds, Inc. (comprised of The Primary Income Fund and The Primary U.S. Government Fund) as of June 30, 1999, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of The Primary Trend Fund, Inc. and The Primary Income Funds, Inc. at June 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Milwaukee, Wisconsin
July 23, 1999

FUND PERFORMANCE COMPARISON

FUND'S TOTAL RETURN PERFORMANCE
--------------------------------------------------
1999 Year to Date                           +10.9%
12 Months Ended June 30, 1999               + 4.7%
5 Years (Annualized)                        +14.7%
10 Years (Annualized)                       +9.62%
Annualized Since Inception (9/15/86)        +10.1%

Initial Investment of $10,000 on 9/30/86

               Value as of 6/30/99
S&P 500 Composite                          $84,400
Primary Trend Fund                         $33,752


                     PRIMARY TREND FUND           S&P 500 COMPOSITE
   9/15/86                10000.00                     10000.00
   12/31/86                9940.15                     10562.09
   3/31/87                11009.23                     12806.73
   6/30/87                11504.58                     13449.73
   9/30/87                11774.46                     14337.72
   12/31/87               10301.89                     11109.38
   3/31/88                11607.94                     11740.24
   6/30/88                12152.02                     12521.82
   9/30/88                11815.32                     12563.88
   12/31/88               12194.64                     12947.87
   3/31/89                12958.08                     13864.06
   6/30/89                13471.28                     15095.34
   9/30/89                13728.98                     16708.09
   12/31/89               13280.64                     17050.24
   3/31/90                13338.30                     16526.43
   6/30/90                13281.72                     17556.32
   9/30/90                12215.54                     15152.88
   12/31/90               13052.61                     16525.45
   3/31/91                14803.96                     18924.43
   6/30/91                14701.49                     18881.18
   9/30/91                15501.53                     19891.55
   12/31/91               15603.23                     21558.88
   3/31/92                15506.10                     21012.92
   6/30/92                15766.31                     21410.73
   9/30/92                16033.68                     22085.03
   12/31/92               15635.34                     23195.40
   3/31/93                16593.21                     24208.59
   6/30/93                17049.47                     24323.81
   9/30/93                17265.82                     24951.08
   12/31/93               17419.16                     25530.86
   3/31/94                16908.22                     24563.70
   6/30/94                17001.07                     24666.60
   9/30/94                17914.60                     25870.42
   12/31/94               17396.33                     25866.88
   3/31/95                18401.45                     28371.48
   6/30/95                19900.00                     31078.50
   9/30/95                20062.04                     33545.78
   12/31/95               20217.06                     35562.39
   3/31/96                21922.32                     37469.77
   6/30/96                22586.54                     39145.90
   9/30/96                23360.17                     40340.39
   12/31/96               26276.95                     43680.48
   3/31/97                25930.92                     44855.06
   6/30/97                28518.00                     52822.00
   9/30/97                31356.00                     56779.00
   12/31/97               31066.00                     58409.00
   3/31/98                33188.00                     66556.00
   6/30/98                32242.00                     68754.00
   9/30/98                28918.00                     61915.00
   12/31/98               30441.00                     75100.00
   3/31/99                30788.00                     78842.00
   6/30/99                33752.00                     84400.00

FUND'S TOTAL RETURN PERFORMANCE
--------------------------------------------------
1999 Year to Date                           + 3.5%
12 Months Ended June 30, 1999               + 3.0%
5 Years (Annualized)                        +14.1%
Annualized Since Inception (9/1/89)         +11.3%

Initial Investment of $10,000 on 9/1/89

               Value as of 6/30/99
S&P 500 Composite                          $50,280
S&P Utilities Index                        $30,028
Primary Income Fund                        $28,733

               PRIMARY INCOME FUND  S&P 500 COMPOSITE  S&P UTILITIES INDEX
   9/1/89            10000.00            10000.00            10000.00
   9/30/89           10051.00             9959.00            10374.00
   12/31/89          10474.76            10165.00            11211.03
   3/31/90           10226.95             9859.00            10283.01
   6/30/90           10421.22            10469.00            10285.01
   9/30/90            9915.58             9039.00             9781.23
   12/31/90          10869.61             9849.00            11036.15
   3/31/91           11467.60            11280.00            11189.42
   6/30/91           11377.55            11254.00            10693.38
   9/30/91           12590.33            11856.00            11537.75
   12/31/91          13205.91            12850.00            12513.96
   3/31/92           12617.35            12526.00            11347.28
   6/30/92           13263.20            12764.00            12241.79
   9/30/92           13753.22            13166.00            13207.17
   12/31/92          13507.97            13829.00            13532.36
   3/31/93           14632.48            14433.00            15004.10
   6/30/93           14951.12            14504.00            15349.34
   9/30/93           15671.30            14878.00            16423.18
   12/31/93          15591.35            15223.00            15492.96
   3/31/94           14985.09            14646.00            14212.86
   6/30/94           14864.52            14707.00            14203.19
   9/30/94           15512.73            15426.00            14275.99
   12/31/94          15189.85            15424.00            14273.87
   3/31/95           16251.81            16925.00            15259.71
   6/30/95           17070.58            18541.00            16392.94
   9/30/95           17622.29            20014.00            18233.01
   12/31/95          18322.15            21220.00            20145.72
   3/31/96           19092.45            22358.00            19187.97
   6/30/96           19604.75            23362.00            20148.53
   9/30/96           20035.27            24084.00            19440.34
   12/31/96          22005.00            26091.00            20737.69
   3/31/97           22456.01            26791.00            20038.13
   6/30/97           24323.00            31468.00            21216.00
   9/30/97           26739.00            33825.00            22235.00
   12/31/97          27611.00            34796.00            25857.00
   3/31/98           28658.00            39650.00            27310.00
   6/30/98           27904.00            40959.00            27640.00
   9/30/98           26838.00            36885.00            28921.00
   12/31/98          27756.00            44740.00            29680.00
   3/31/99           26652.00            46969.00            26903.00
   6/30/99           28733.00            50280.00            30028.00

  Past performance is not predictive of future performance. (You already know that but we are required to say it anyway.)

FUND'S TOTAL RETURN PERFORMANCE
--------------------------------------------------
1999 Year to Date                            +0.8%
12 Months Ended June 30, 1999                +3.8%
5 Years (Annualized)                         +6.2%
Annualized Since Inception (9/1/89)          +6.6%

Initial Investment of $10,000 on 9/1/89

                    Value as of 6/30/99
Lehman Intermediate U.S. Government Bond Index       $20,442
Primary U.S. Government Fund                         $18,688

                        PRIMARY U.S.         LEHMAN INTERMEDIATE
                      GOVERNMENT FUND     U.S. GOVERNMENT BOND INDEX
   9/1/89                10000.00                 10000.00
   9/30/89               10026.00                 10048.00
   12/31/89              10336.37                 10391.00
   3/31/90               10276.34                 10377.00
   6/30/90               10623.74                 10703.00
   9/30/90               10581.55                 10910.00
   12/31/90              11190.57                 11384.00
   3/31/91               11449.86                 11635.00
   6/30/91               11525.33                 11830.00
   9/30/91               12181.27                 12392.00
   12/31/91              12837.12                 12988.00
   3/31/92               12519.94                 12852.00
   6/30/92               12911.74                 13350.00
   9/30/92               13418.70                 13935.00
   12/31/92              13293.04                 13888.00
   3/31/93               13775.18                 14408.00
   6/30/93               14080.96                 14691.00
   9/30/93               14465.99                 15001.00
   12/31/93              14418.84                 15025.00
   3/31/94               14037.93                 14747.00
   6/30/94               13841.96                 14664.00
   9/30/94               13917.69                 14776.00
   12/31/94              13966.28                 14762.00
   3/31/95               14600.10                 15377.00
   6/30/95               15254.17                 16096.00
   9/30/95               15545.67                 16345.00
   12/31/95              15924.90                 16892.00
   3/31/96               15964.28                 16776.00
   6/30/96               15887.39                 16889.00
   9/30/96               16196.67                 17179.00
   12/31/96              16525.06                 17576.00
   3/31/97               16540.91                 17571.00
   6/30/97               16954.00                 18062.00
   9/30/97               17275.00                 18524.00
   12/31/97              17540.00                 18934.00
   3/31/98               17740.00                 19219.00
   6/30/98               18006.00                 19574.00
   9/30/98               18454.00                 20487.00
   12/31/98              18547.00                 20538.00
   3/31/99               18671.00                 20482.00
   6/30/99               18688.00                 20442.00

The Lehman Intermediate U.S. Government Bond Index is an unmanaged index consisting of all U.S. Treasury and agency bonds having an effective maturity of not less than one year or more than ten years weighted according to market capitalization. The Fund believes this index more closely reflects the Fund's investment strategy, and therefore, is a more appropriate performance comparator than the Lehman Intermediate Treasury Composite. A hypothetical $10,000 investment in the Lehman Intermediate Treasury Composite on 9/1/89 would have a value of $21,519 as of 6/30/99. A hypothetical investment at 6/30/98 of $10,000 in the Fund, the Lehman Intermediate U.S. Government Bond Index, and the Lehman Intermediate Treasury Composite would have values of $10,379, $10,443, and $11,011, respectively, as of 6/30/99.

  Past performance is not predictive of future performance. (You already know that but we are required to say it anyway.)

(THE PRIMARY TREND FUNDS LOGO)

WWW.PRIMARYTRENDFUNDS.COM

INVESTMENT ADVISER
 Arnold Investment Counsel Incorporated
 First Financial Centre
 700 North Water Street
 Milwaukee, Wisconsin 53202
 1-800-443-6544

OFFICERS
 Lilli Gust, President
 Barry S. Arnold, Vice President and Assistant Secretary
 James R. Arnold, Jr., Secretary and Treasurer

DIRECTORS
 Barry S. Arnold
 Lilli Gust
 Clark J. Hillery
 Harold L. Holtz

ADMINISTRATOR
 Sunstone Financial Group, Inc.
 207 East Buffalo Street, Suite 400
 Milwaukee, Wisconsin 53202

CUSTODIAN
 Firstar Bank Milwaukee, N.A.
 777 East Wisconsin Avenue
 Milwaukee, Wisconsin 53202

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
 Firstar Mutual Fund Services, LLC
 615 East Michigan Street
 Milwaukee, Wisconsin 53202
 1-800-968-2122

INDEPENDENT AUDITORS
 Ernst & Young LLP
 111 East Kilbourn Avenue
 Milwaukee, Wisconsin 53202

LEGAL COUNSEL
 Foley & Lardner
 777 East Wisconsin Avenue
 Milwaukee, Wisconsin 53202

Founding member of
100% NO-LOAD TM MUTUAL FUND COUNCIL